Investments in Associates and Joint Ventures - Schedule of Companys Share of Other comprehensive Income from Equity Investees, Net of Taxes (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ (2,013)	$ (102)		$ (2,228)	$ 282
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	(7)			(167)	144
Equity investments [member]
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	252			614	213
Exchange differences on translating foreign operations	(2,265)			(2,842)	69
Total	(2,013)			(2,228)	282
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	$ 69			$ (1,004)	$ 169

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3